Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with SEC rules, the following table
sets
forth information with
respect
to how the
compensation
of our NEOs aligns with Company performance
.

							Value of Initial Fixed $100 Investment Based On:
Year (1) (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (2)(3) (c)		Average Summary Compensation Table Total for non-PEO NEOs ($) (d)	Average Compensation Actually Paid to non-PEO NEOs ($) (2)(3) (e)		Total Shareholder Return ($) (7) (f)	Peer Group Total Shareholder Return ($) (7) (g)	Net Income ($ millions) (8) (h)	Adjusted Net Income ($ millions) (9) (i)
2022	$ 16,206,621	$ (3,338,551	) (4)	$5,880,152	$3,091,630	(4)	$ 98.31	$209.44	$ 594	$967
2021	14,744,780	20,823,184	(5)	4,899,559	6,122,511	(5)	174.13	487.26	590	868
2020	31,267,329	32,047,839	(6)	6,747,057	6,881,294	(6)	137.54	324.23	1,804	646

(1)	NEOs included in the above compensation columns reflect the following:

Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs
2022	Kevin P. Clark	Joseph R. Massaro, Benjamin Lyon, William T. Presley, Sophia M. Velastegui
2021	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Katherine H. Ramundo, Mariya K. Trickett
2020	Kevin P. Clark	Joseph R. Massaro, David Paja, David M. Sherbin, Mariya K. Trickett

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for RSU awards (excluding TSR awards and other performance-based awards), the closing price on each applicable year-end
date or, in the case of vesting dates, the actual vesting date closing price, (2) for performance-based RSU awards (excluding TSR awards), the same valuation methodology as RSU awards above except that year-end
award values are adjusted by the projected probability of achievement of each award as of each such date, and (3) for
TSR-based
awards, the fair value calculated by a Monte Carlo simulation as of the applicable year-end
date.

(3)
For the portion of “Actually Paid” compensation that is based on year-end
stock prices, the following prices were used: 2022: $93.13 (44% reduction from prior year), 2021: $164.95 (27% increase from prior year), 2020: $130.29 (38% increase from prior year).

(4)
2022 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)		$ 16,206,621	$ 5,880,152
-	Value of Stock Awards reported in SCT	12,358,679	2,833,137
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	9,071,220	2,071,038
+	Change in fair value of prior year awards that are unvested and outstanding	(6,967,242)	(1,026,204)
+	Fair market value of awards granted in fiscal year 2022 that vested in fiscal year 2022	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2022	(9,290,471)	(1,000,219)
-	Prior year-end fair value of awards that failed to vest in fiscal year 2022	—	—
Total Adjustments		(19,545,172)	(2,788,522)
Compensation Actually Paid for Fiscal Year 2022		(3,338,551)	3,091,630

(5)
2021 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)		$14,744,780	$4,899,559
-	Value of Stock Awards reported in SCT	12,295,011	3,771,245
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	14,860,495	4,408,918
+	Change in fair value of prior year awards that are unvested and outstanding	3,035,636	465,777
+	Fair market value of awards granted in fiscal year 2021 that vested in fiscal year 2021	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2021	477,284	119,502
-	Prior year-end fair value of awards that failed to vest in fiscal year 2021	—	—
Total Adjustments		6,078,404	1,222,952
Compensation Actually Paid for Fiscal Year 2021		20,823,184	6,122,511

(6)
2020 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)		$31,267,329	$6,747,057
-	Value of Stock Awards reported in SCT	28,502,508	5,535,488
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	19,277,126	3,921,190
+	Change in fair value of prior year awards that are unvested and outstanding	7,447,563	1,369,623
+	Fair market value of awards granted in fiscal year 2020 that vested in fiscal year 2020	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2020	2,558,329	381,803
-	Prior year-end fair value of awards that failed to vest in fiscal year 2020	—	—
-	Change in Actuarial Pension Value of Pension Benefits	—	2,891
+	Pension Service Cost for the Year and Prior Service Costs Introduced During the Year	—	—
Total Adjustments		780,510	134,237
Compensation Actually Paid for Fiscal Year 2020		32,047,839	$6,881,294

(7)
Peer group TSR reflects the Company’s 2022 Automotive Peer Group as reflected in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of
Regulation S-K.
Each year reflects what the cumulative value of a $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(8)
The year ended December 31, 2020 includes a
pre-tax
gain of $1.4 billion for the completion of the Motional autonomous driving joint venture, as further discussed in Note 21 of our 2022 Annual Report on Form
10-K.

(9)
Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a
non-GAAP
measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon.
Appendix A
contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote [Text Block]
(1)	NEOs included in the above compensation columns reflect the following:

Year	Principal Executive Officer (“PEO”)	Non-PEO NEOs
2022	Kevin P. Clark	Joseph R. Massaro, Benjamin Lyon, William T. Presley, Sophia M. Velastegui
2021	Kevin P. Clark	Joseph R. Massaro, William T. Presley, Katherine H. Ramundo, Mariya K. Trickett
2020	Kevin P. Clark	Joseph R. Massaro, David Paja, David M. Sherbin, Mariya K. Trickett

Peer Group Issuers, Footnote [Text Block]	Peer group TSR reflects the Company’s 2022 Automotive Peer Group as reflected in our 2022 Annual Report on Form
10-K
pursuant to Item 201(e) of
Regulation S-K.
	Each year reflects what the cumulative value of a $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount	$ 16,206,621	$ 14,744,780	$ 31,267,329
PEO Actually Paid Compensation Amount	$ (3,338,551)	20,823,184	32,047,839
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
2022 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)		$ 16,206,621	$ 5,880,152
-	Value of Stock Awards reported in SCT	12,358,679	2,833,137
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	9,071,220	2,071,038
+	Change in fair value of prior year awards that are unvested and outstanding	(6,967,242)	(1,026,204)
+	Fair market value of awards granted in fiscal year 2022 that vested in fiscal year 2022	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2022	(9,290,471)	(1,000,219)
-	Prior year-end fair value of awards that failed to vest in fiscal year 2022	—	—
Total Adjustments		(19,545,172)	(2,788,522)
Compensation Actually Paid for Fiscal Year 2022		(3,338,551)	3,091,630

(5)
2021 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)		$14,744,780	$4,899,559
-	Value of Stock Awards reported in SCT	12,295,011	3,771,245
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	14,860,495	4,408,918
+	Change in fair value of prior year awards that are unvested and outstanding	3,035,636	465,777
+	Fair market value of awards granted in fiscal year 2021 that vested in fiscal year 2021	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2021	477,284	119,502
-	Prior year-end fair value of awards that failed to vest in fiscal year 2021	—	—
Total Adjustments		6,078,404	1,222,952
Compensation Actually Paid for Fiscal Year 2021		20,823,184	6,122,511

(6)
2020 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)		$31,267,329	$6,747,057
-	Value of Stock Awards reported in SCT	28,502,508	5,535,488
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	19,277,126	3,921,190
+	Change in fair value of prior year awards that are unvested and outstanding	7,447,563	1,369,623
+	Fair market value of awards granted in fiscal year 2020 that vested in fiscal year 2020	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2020	2,558,329	381,803
-	Prior year-end fair value of awards that failed to vest in fiscal year 2020	—	—
-	Change in Actuarial Pension Value of Pension Benefits	—	2,891
+	Pension Service Cost for the Year and Prior Service Costs Introduced During the Year	—	—
Total Adjustments		780,510	134,237
Compensation Actually Paid for Fiscal Year 2020		32,047,839	$6,881,294

Non-PEO NEO Average Total Compensation Amount	$ 5,880,152	4,899,559	6,747,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,091,630	6,122,511	6,881,294
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
2022 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)		$ 16,206,621	$ 5,880,152
-	Value of Stock Awards reported in SCT	12,358,679	2,833,137
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	9,071,220	2,071,038
+	Change in fair value of prior year awards that are unvested and outstanding	(6,967,242)	(1,026,204)
+	Fair market value of awards granted in fiscal year 2022 that vested in fiscal year 2022	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2022	(9,290,471)	(1,000,219)
-	Prior year-end fair value of awards that failed to vest in fiscal year 2022	—	—
Total Adjustments		(19,545,172)	(2,788,522)
Compensation Actually Paid for Fiscal Year 2022		(3,338,551)	3,091,630

(5)
2021 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)		$14,744,780	$4,899,559
-	Value of Stock Awards reported in SCT	12,295,011	3,771,245
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	14,860,495	4,408,918
+	Change in fair value of prior year awards that are unvested and outstanding	3,035,636	465,777
+	Fair market value of awards granted in fiscal year 2021 that vested in fiscal year 2021	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2021	477,284	119,502
-	Prior year-end fair value of awards that failed to vest in fiscal year 2021	—	—
Total Adjustments		6,078,404	1,222,952
Compensation Actually Paid for Fiscal Year 2021		20,823,184	6,122,511

(6)
2020 “Compensation Actually Paid” to our PEO and the average “Compensation Actually Paid” to non-PEO
NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

		PEO	Average Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)		$31,267,329	$6,747,057
-	Value of Stock Awards reported in SCT	28,502,508	5,535,488
+	Year-end value of awards granted in fiscal year that are unvested and outstanding	19,277,126	3,921,190
+	Change in fair value of prior year awards that are unvested and outstanding	7,447,563	1,369,623
+	Fair market value of awards granted in fiscal year 2020 that vested in fiscal year 2020	—	—
+	Change in fair value (from prior year-end) of prior year awards that vested in fiscal year 2020	2,558,329	381,803
-	Prior year-end fair value of awards that failed to vest in fiscal year 2020	—	—
-	Change in Actuarial Pension Value of Pension Benefits	—	2,891
+	Pension Service Cost for the Year and Prior Service Costs Introduced During the Year	—	—
Total Adjustments		780,510	134,237
Compensation Actually Paid for Fiscal Year 2020		32,047,839	$6,881,294

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Total Shareholder Return
(1)

(1)
Total shareholder return in the above chart, in the case of both the Company and our Automotive Peer Companies as noted in footnote 7 of the above Pay for Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid versus Net Income
(1)

(1)
The year ended December 31, 2020 includes a
pre-tax
gain of $1.4 billion for the completion of the Motional autonomous driving joint venture, as further discussed in Note 20 of our 2022 Annual Report on Form
10-K.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid versus Adjusted Net Income
(1)

(1)
Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure. It is a
non-GAAP
measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon.
Appendix A
contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.

Tabular List [Table Text Block]
MOST IMPORTANT MEASURES IN LINKING COMPENSATION WITH PERFORMANCE IN FISCAL YEAR 2022
In the Company’s assessment, the following table lists the most important financial performance measures used by the Company to link compensation actually paid, as determined in accordance with SEC rules, to the NEOs to Company performance for 2022. The way these measures, together with certain other performance measures, determine the amounts of incentive compensation paid to our NEOs is described in the “Compensation Discussion and Analysis” section.

Most Important Performance Measures for 2022 1
Adjusted Net Income
Cash Flow Before Financing
Growth Over Market
Return on Net Assets
Relative Total Shareholder Return

(1)
In addition to the performance measures listed in the table above, the Company uses a Strategic Results Modifier in the Annual Incentive Plan. The Strategic Results Modifier focuses our executives on the Company’s strategic priorities. For 2022, the Strategic Results Modifier goals were related to Aptiv’s longer-term sustainability commitments related to people, product, planet, and platform. The Strategic Results Modifier is more fully described under “2022 Annual Compensation Determination” in our “Compensation Discussion and Analysis” section.

Total Shareholder Return Amount	$ 98.31	174.13	137.54
Peer Group Total Shareholder Return Amount	209.44	487.26	324.23
Net Income (Loss)	$ 594,000,000	$ 590,000,000	$ 1,804,000,000
Company Selected Measure Amount	967	868	646
PEO Name	Kevin P. Clark	Kevin P. Clark	Kevin P. Clark
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Non-GAAP Measure Description [Text Block]	Adjusted Net Income was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a
non-GAAP
measure which represents net income attributable to Aptiv before restructuring and other special items, including the tax impact thereon.
Appendix A
	contains a reconciliation of Adjusted Net Income to U.S. GAAP Net Income.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow Before Financing
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Growth Over Market
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Net Assets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,358,679)	$ (12,295,011)	$ (28,502,508)
PEO [Member] | Year end value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,071,220	14,860,495	19,277,126
PEO [Member] | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,967,242)	3,035,636	7,447,563
PEO [Member] | Fair market value of awards granted in fiscal year 2022 that vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in fair value (from prior yearend) of prior year awards that vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,290,471)	477,284	2,558,329
PEO [Member] | Prior yearend fair value of awards that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Actuarial Pension Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,545,172)	6,078,404	780,510
PEO [Member] | Pension Service Cost for the Year and Prior Service Costs Introduced During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,833,137)	(3,771,245)	(5,535,488)
Non-PEO NEO [Member] | Year end value of awards granted in fiscal year that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,071,038	4,408,918	3,921,190
Non-PEO NEO [Member] | Change in fair value of prior year awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,026,204)	465,777	1,369,623
Non-PEO NEO [Member] | Fair market value of awards granted in fiscal year 2022 that vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in fair value (from prior yearend) of prior year awards that vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,000,219)	119,502	381,803
Non-PEO NEO [Member] | Prior yearend fair value of awards that failed to vest in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Actuarial Pension Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,891
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,788,522)	$ 1,222,952	134,237
Non-PEO NEO [Member] | Pension Service Cost for the Year and Prior Service Costs Introduced During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0